Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

November 30, 2019

IEI-QTLY-0120
1.870941.111

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 5.7%
Aristocrat Leisure Ltd.	53,732	$1,232,800
Aurizon Holdings Ltd.	2,235,851	8,741,265
Australia & New Zealand Banking Group Ltd.	154,054	2,588,381
BHP Billiton Ltd.	507,391	13,083,170
Coca-Cola Amatil Ltd.	1,054,606	8,117,758
Commonwealth Bank of Australia	90,027	4,921,474
CSL Ltd.	92,185	17,676,093
DEXUS Property Group unit	167,752	1,387,707
Fortescue Metals Group Ltd.	1,364,964	8,983,336
Goodman Group unit	135,556	1,358,847
Macquarie Group Ltd.	46,209	4,314,859
Rio Tinto Ltd.	86,564	5,673,678
Scentre Group unit	913,915	2,435,598
Stockland Corp. Ltd. unit	310,713	1,061,340
Telstra Corp. Ltd.	454,887	1,187,666
The GPT Group unit	73,006	303,695
Wesfarmers Ltd.	152,023	4,356,837
Woodside Petroleum Ltd.	31,419	733,400
Woolworths Group Ltd.	75,852	2,039,938

TOTAL AUSTRALIA		90,197,842

Austria - 0.0%
Andritz AG	10,979	428,222
Bailiwick of Jersey - 0.0%
Ferguson PLC	7,155	622,971
Belgium - 1.2%
Ageas	130,851	7,854,470
Colruyt NV	41,024	2,124,411
KBC Groep NV	22,587	1,645,984
Solvay SA Class A	19,711	2,258,628
Telenet Group Holding NV	1,090	49,191
UCB SA	66,616	5,399,121

TOTAL BELGIUM		19,331,805

Bermuda - 0.1%
Jardine Matheson Holdings Ltd.	4,500	252,990
Kerry Properties Ltd.	512,423	1,652,830
Yue Yuen Industrial (Holdings) Ltd.	12,000	35,487

TOTAL BERMUDA		1,941,307

Cayman Islands - 1.3%
Budweiser Brewing Co. APAC Ltd. (a)(b)	322,400	1,149,046
Cheung Kong Property Holdings Ltd.	1,379,828	9,174,529
CK Hutchison Holdings Ltd.	158,500	1,439,584
Melco Crown Entertainment Ltd. sponsored ADR	25,309	538,576
Sands China Ltd.	1,652,000	7,808,181
WH Group Ltd. (b)	806,500	828,321

TOTAL CAYMAN ISLANDS		20,938,237

Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	1,054	1,368,508
Series B	5,679	7,937,176
Carlsberg A/S Series B	37,402	5,380,765
Genmab A/S (a)	4,542	1,058,234
Novo Nordisk A/S Series B	327,669	18,418,985
Vestas Wind Systems A/S	7,723	735,009

TOTAL DENMARK		34,898,677

Finland - 0.0%
Metso Corp.	15,538	595,768
France - 10.3%
Arkema SA	33,249	3,445,770
Atos Origin SA	36,503	3,100,680
AXA SA	290,024	7,890,751
BNP Paribas SA	249,464	13,985,387
Bouygues SA	51,775	2,115,254
Capgemini SA	2,131	252,051
CNP Assurances	156,463	3,089,246
Compagnie de St. Gobain	233,846	9,468,693
Dassault Aviation SA	573	779,694
Dassault Systemes SA	61,953	9,761,154
EDF SA (c)	325,364	3,342,524
EDF SA rights (a)(c)	325,364	53,773
Eiffage SA	59,633	6,511,231
Eutelsat Communications (c)	251,047	4,118,627
Hermes International SCA	8,055	6,034,999
Kering SA	12,296	7,406,545
L'Oreal SA	51,198	14,593,256
LVMH Moet Hennessy Louis Vuitton SE	14,764	6,609,869
LVMH Moet Hennessy Louis Vuitton SE ADR	1,064	95,033
Orange SA	480,388	7,937,448
Peugeot Citroen SA	378,061	9,130,724
Publicis Groupe SA (c)	60,108	2,641,064
Rexel SA	381,412	4,654,155
Safran SA	83,439	13,647,467
Sanofi SA	36,429	3,395,867
Sanofi SA sponsored ADR	3,715	173,416
Schneider Electric SA	140,851	13,587,460
Total SA	113,099	5,932,585
Total SA sponsored ADR	2,228	117,059
Wendel SA	3,195	430,527
Worldline SA (a)(b)	1	65

TOTAL FRANCE		164,302,374

Germany - 6.7%
Allianz SE	76,844	18,378,683
BASF AG	37,718	2,831,214
BASF AG sponsored ADR	6,296	117,798
Bayer AG	28,242	2,132,966
Bayer AG sponsored ADR	4,967	93,777
Beiersdorf AG	75,054	8,753,212
Carl Zeiss Meditec AG	23,943	2,928,224
Covestro AG (b)	9,257	433,473
Deutsche Telekom AG	407,868	6,847,884
Fraport AG Frankfurt Airport Services Worldwide	1,005	85,617
Henkel AG & Co. KGaA	10,042	971,443
Hochtief AG	3,079	378,257
Infineon Technologies AG	249,163	5,310,073
KION Group AG	12,147	805,958
Metro AG (a)	365,583	1,759,428
Metro Wholesale & Food Specialist AG	71,417	1,150,801
MTU Aero Engines Holdings AG	16,260	4,405,364
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,360	9,865,755
ProSiebenSat.1 Media AG	185,823	2,786,508
SAP SE	47,670	6,476,290
SAP SE sponsored ADR	1,240	168,578
Schaeffler AG	717,792	7,843,781
Siemens AG	135,230	17,426,371
Siemens Healthineers AG (b)	23,010	1,116,013
Uniper SE	18,532	598,264
Volkswagen AG	3,302	629,945
Zalando SE (a)(b)	74,699	3,218,061

TOTAL GERMANY		107,513,738

Hong Kong - 1.7%
AIA Group Ltd.	526,432	5,268,114
Galaxy Entertainment Group Ltd.	198,000	1,295,010
Henderson Land Development Co. Ltd.	1,088,584	5,235,583
SJM Holdings Ltd.	179,000	182,471
Swire Pacific Ltd. (A Shares)	470,313	4,246,428
Techtronic Industries Co. Ltd.	654,500	4,920,330
Wharf Holdings Ltd.	259,646	628,203
Wheelock and Co. Ltd.	804,506	4,999,772

TOTAL HONG KONG		26,775,911

Israel - 0.3%
Check Point Software Technologies Ltd. (a)	37,462	4,416,021
Italy - 2.3%
Enel SpA	1,880,810	14,215,322
Intesa Sanpaolo SpA	4,659,435	11,789,367
Poste Italiane SpA (b)	281,398	3,283,369
Snam Rete Gas SpA	1,505,380	7,483,728

TOTAL ITALY		36,771,786

Japan - 24.0%
Advantest Corp.	181,900	8,893,849
Agc, Inc.	54,600	1,993,484
Alfresa Holdings Corp.	34,400	710,824
Asahi Kasei Corp.	295,630	3,321,852
Astellas Pharma, Inc.	668,125	11,403,066
Bandai Namco Holdings, Inc.	141,700	8,594,982
Calbee, Inc.	19,100	615,313
Central Japan Railway Co.	51,600	10,419,503
Chugai Pharmaceutical Co. Ltd.	6,300	550,314
Dai Nippon Printing Co. Ltd.	309,980	8,292,007
Dai-ichi Mutual Life Insurance Co.	155,267	2,501,697
Daiwa House Industry Co. Ltd.	148,200	4,535,933
Daiwa Securities Group, Inc.	168,000	852,129
East Japan Railway Co.	46,400	4,270,225
Eisai Co. Ltd.	115,610	8,568,791
Fujifilm Holdings Corp.	18,100	855,540
Fujitsu Ltd.	106,955	9,726,825
Hakuhodo DY Holdings, Inc.	73,997	1,196,314
Hitachi High-Technologies Corp.	97,100	6,336,081
Hitachi Ltd.	300,452	11,807,198
Hoya Corp.	127,584	11,648,366
ITOCHU Techno-Solutions Corp.	42,500	1,135,327
Japan Post Holdings Co. Ltd.	910,377	8,561,304
Japan Real Estate Investment Corp.	1,059	7,210,336
Kakaku.com, Inc.	19,600	473,073
Kamigumi Co. Ltd.	189,700	4,205,924
KDDI Corp.	463,220	13,308,716
Kintetsu Group Holdings Co. Ltd.	5,500	311,141
Kirin Holdings Co. Ltd.	193,500	4,284,870
Kubota Corp.	82,700	1,276,174
Kurita Water Industries Ltd.	25,800	721,513
Lawson, Inc.	5,700	310,473
Marubeni Corp.	815,750	6,025,308
Marui Group Co. Ltd.	16,700	402,009
Medipal Holdings Corp.	343,257	7,365,815
Mitsubishi Electric Corp.	676,258	9,341,656
Mitsubishi Estate Co. Ltd.	46,889	859,832
Mitsubishi Heavy Industries Ltd.	108,800	4,164,270
Mitsubishi UFJ Financial Group, Inc.	1,848,412	9,798,045
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,008,871	6,481,780
Murata Manufacturing Co. Ltd.	5,100	295,847
Nippon Paint Holdings Co. Ltd.	6,800	362,932
Nippon Telegraph & Telephone Corp.	224,185	11,323,986
Nitto Denko Corp.	81,500	4,573,296
Nomura Holdings, Inc.	1,913,000	9,805,056
Nomura Research Institute Ltd.	386,400	8,153,880
NTT DOCOMO, Inc.	421,360	11,564,102
OBIC Co. Ltd.	30,800	4,089,965
ORIX Corp.	130,932	2,144,906
Otsuka Corp.	198,500	7,954,876
Otsuka Holdings Co. Ltd.	61,600	2,687,611
Rakuten, Inc.	901,100	7,815,243
Resona Holdings, Inc.	488,200	2,070,678
Sankyo Co. Ltd. (Gunma)	18,600	628,953
Secom Co. Ltd.	73,800	6,277,249
Seibu Holdings, Inc.	71,500	1,260,496
Sekisui Chemical Co. Ltd.	44,600	776,485
Sekisui House Ltd.	424,400	9,172,967
Shimamura Co. Ltd.	1,600	128,386
Shin-Etsu Chemical Co. Ltd.	57,600	6,191,370
Shionogi & Co. Ltd.	162,251	9,546,444
SoftBank Corp.	749,300	10,176,017
Sony Corp.	13,600	863,028
Sony Corp. sponsored ADR	69,524	4,413,384
Sumitomo Mitsui Financial Group, Inc.	359,492	13,163,287
Sumitomo Mitsui Trust Holdings, Inc.	16,300	624,636
Suzuken Co. Ltd.	41,565	1,817,662
Teijin Ltd.	21,600	406,456
Tokyo Century Corp.	33,100	1,766,624
Tokyo Electric Power Co., Inc. (a)	245,480	1,076,863
Tokyo Electron Ltd.	55,900	11,545,787
Toppan Printing Co. Ltd.	154,200	3,067,935
Toyo Suisan Kaisha Ltd.	39,900	1,721,148
Toyota Motor Corp.	139,559	9,763,365
Toyota Tsusho Corp.	14,300	499,886
West Japan Railway Co.	104,700	9,221,293
Yahoo! Japan Corp.	360,000	1,240,358
Yamazaki Baking Co. Ltd.	37,000	678,660

TOTAL JAPAN		382,202,976

Netherlands - 6.4%
ABN AMRO Group NV GDR (b)	45,768	781,117
Airbus Group NV	10,611	1,559,231
ASML Holding NV (Netherlands)	75,597	20,493,182
EXOR NV	61,166	4,679,749
Fiat Chrysler Automobiles NV (Italy)	649,011	9,596,378
Heineken Holding NV	59,527	5,706,056
Heineken NV (Bearer)	11,146	1,154,874
ING Groep NV (Certificaten Van Aandelen)	565,204	6,499,736
Koninklijke Ahold Delhaize NV	283,014	7,289,436
Koninklijke KPN NV	1,319,477	4,063,785
Koninklijke Philips Electronics NV	261,298	12,132,055
NXP Semiconductors NV	17,385	2,009,358
STMicroelectronics NV (France)	340,453	8,322,503
Unilever NV	151,933	9,038,945
Wolters Kluwer NV	132,874	9,539,461

TOTAL NETHERLANDS		102,865,866

New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	109,245	1,553,497
Norway - 0.4%
Equinor ASA (c)	244,567	4,503,674
Orkla ASA	125,302	1,212,959

TOTAL NORWAY		5,716,633

Singapore - 2.3%
ComfortDelgro Corp. Ltd.	2,746,867	4,720,048
DBS Group Holdings Ltd.	370,000	6,831,310
Genting Singapore Ltd.	10,498,060	7,100,545
Singapore Exchange Ltd.	238,700	1,544,673
United Overseas Bank Ltd.	543,355	10,258,428
Yangzijiang Shipbuilding Holdings Ltd.	8,327,446	6,271,768

TOTAL SINGAPORE		36,726,772

Spain - 3.8%
ACS Actividades de Construccion y Servicios SA	216,185	8,403,765
Aena Sme SA (b)	41,005	7,531,391
Banco Bilbao Vizcaya Argentaria SA	560,087	2,942,376
Enagas SA	259,296	6,459,504
Endesa SA	32,521	884,325
Grifols SA	63,435	2,167,372
Iberdrola SA	1,399,086	13,763,841
Red Electrica Corporacion SA	364,992	7,120,626
Telefonica SA	1,418,073	10,845,515

TOTAL SPAIN		60,118,715

Sweden - 3.5%
Atlas Copco AB:
(A Shares)	240,529	8,813,549
(B Shares)	92,952	3,005,105
Boliden AB	17,507	451,553
Ericsson (B Shares)	162,454	1,464,000
Essity AB Class B	315,643	9,921,164
H&M Hennes & Mauritz AB (B Shares)	489,900	9,455,911
Sandvik AB	182,944	3,326,914
Skandinaviska Enskilda Banken AB (A Shares)	405,240	3,475,051
Skanska AB (B Shares)	87,950	1,943,352
SKF AB (B Shares)	406,713	7,767,866
Volvo AB (B Shares)	408,333	6,312,812

TOTAL SWEDEN		55,937,277

Switzerland - 9.5%
Credit Suisse Group AG	743,969	9,738,978
Geberit AG (Reg.)	2,915	1,565,163
LafargeHolcim Ltd. (Reg.)	204,399	10,541,448
Nestle SA (Reg. S)	401,178	41,660,259
Novartis AG	321,872	29,672,068
Roche Holding AG (participation certificate)	102,555	31,616,986
Sonova Holding AG Class B	38,935	8,891,083
UBS Group AG	1,062,156	12,876,550
Zurich Insurance Group Ltd.	12,202	4,788,739

TOTAL SWITZERLAND		151,351,274

United Kingdom - 15.7%
3i Group PLC	177,012	2,451,836
Anglo American PLC (United Kingdom)	384,644	10,081,029
AstraZeneca PLC:
(United Kingdom)	44,261	4,275,958
sponsored ADR	138,838	6,730,866
Aviva PLC	884,541	4,613,554
BAE Systems PLC	1,404,699	10,402,447
Barclays PLC	2,955,016	6,531,265
Barratt Developments PLC	1,035,418	8,929,160
Berkeley Group Holdings PLC	69,657	4,131,408
BHP Billiton PLC	429,416	9,513,364
BP PLC	954,103	5,942,637
BP PLC sponsored ADR	12,559	469,958
British American Tobacco PLC:
(United Kingdom)	20,174	798,462
sponsored ADR	25,507	1,010,332
BT Group PLC	1,243,425	3,080,518
Burberry Group PLC	331,454	9,019,205
Centrica PLC	1,927,735	1,999,997
Diageo PLC	354,815	14,496,595
GlaxoSmithKline PLC sponsored ADR	154,729	7,037,075
HSBC Holdings PLC:
(United Kingdom)	243,103	1,811,142
sponsored ADR (c)	457,431	17,043,879
Investec PLC	264,945	1,503,906
Legal & General Group PLC	1,204,076	4,374,263
Lloyds Banking Group PLC	4,375,217	3,449,229
Lloyds Banking Group PLC sponsored ADR	90,267	279,828
London Stock Exchange Group PLC	14,676	1,305,015
National Grid PLC	275,413	3,169,037
Persimmon PLC	197,776	6,542,947
Prudential PLC	127,215	2,257,829
Prudential PLC ADR	5,933	210,503
RELX PLC:
(London Stock Exchange)	135,591	3,284,490
sponsored ADR (c)	11,184	272,666
Rio Tinto PLC	187,590	10,212,188
Royal Dutch Shell PLC:
Class A (United Kingdom)	551,980	15,812,989
Class B (United Kingdom)	556,746	15,793,005
Royal Mail PLC	1,363,885	3,677,758
Sage Group PLC	636,345	6,203,661
Schroders PLC	22,443	957,552
Smith & Nephew PLC	370,302	8,265,439
Standard Chartered PLC (United Kingdom)	54,814	494,393
Tate & Lyle PLC	777,598	7,355,452
Taylor Wimpey PLC	2,324,333	5,238,059
Unilever PLC	109,710	6,498,951
Vodafone Group PLC	6,398,867	12,691,544

TOTAL UNITED KINGDOM		250,221,391

TOTAL COMMON STOCKS
(Cost $1,435,192,368)		1,555,429,060

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	94,109	9,941,730
Volkswagen AG	30,244	5,847,492
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,293,233)		15,789,222
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (d)
(Cost $1,293,590)	1,300,000	1,293,973
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.61%(e)	15,696,115	15,699,255
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	11,690,614	11,691,783
TOTAL MONEY MARKET FUNDS
(Cost $27,391,038)		27,391,038
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,479,170,229)		1,599,903,293
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,162,050)
NET ASSETS - 100%		$1,594,741,243

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	242	Dec. 2019	$23,925,330	$746,216	$746,216

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,340,856 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,201,404.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,323
Fidelity Securities Lending Cash Central Fund	47,072
Total	$105,395

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.